Equity investments in digital assets at fair value through profit and loss (“FVTPL”) (Tables)	9 Months Ended
Sep. 30, 2026
Equity Investments In Digital Assets At Fair Value Through Profit And Loss
Schedule of equity investments in digital assets at fair value through profit and loss

September 30, 2026
	Current		Long Term		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount
Fund A - Solana (SOL)	200,736.8229	$20,843,201	78,762.4246	$8,178,176	279,499.2475	$29,021,377
Fund A - Avalanche (AVAX)	386,174.1790	3,764,799	-	-	386,174	3,764,799
		$24,608,000		$8,178,176		$32,786,176

Fund B - Solana (SOL)	470,451.9000	$50,549,940	116,789.1000	$12,548,960	587,241.0000	$63,098,900
		$50,549,940		$12,548,960		$63,098,900
Total		$75,157,940		$20,727,136		$95,885,076

December 31, 2025
	Current		Long Term		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount
Fund A - Solana (SOL)	192,949.9577	$19,860,832	220,396.5353	$22,685,979	413,346.4930	$42,546,811
Fund A - Avalanche (AVAX)	503,720.0812	5,253,822	232,861	2,428,755	736,581	7,682,577
		$25,114,654		$25,114,734		$50,229,388

Fund B - Solana (SOL)	470,185.9000	$50,297,296	294,049.0000	$31,455,366	764,234.9000	$81,752,662
Total		$75,411,950		$56,570,100		$131,982,050

Schedule of continuity of equity investments

The continuity of equity investments for the periods ended September 30, 2026 and December 31, 2025 is as follows:

	September 30, 2026	December 31, 2025
Opening Balance	$131,982,060	$257,425,063
Disposals	(15,965,180)	(71,685,819)
Staking income	3,542,481	19,784,212
Net change in realized and unrealized gain/loss	235,810	(68,261,188)
Management fees	(352,440)	(2,530,856)
Transfers out to Digital Assets	(23,557,655)	(2,749,352)
Closing Balance	$95,885,076	$131,982,060